STOCK WARRANTS AND STOCK OPTION (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 05, 2020	Jun. 05, 2020	May 04, 2020	Aug. 08, 2019	Sep. 28, 2021	Oct. 25, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2012	Apr. 07, 2020	Oct. 24, 2019
Number of warrants outstanding			120,000				1,002,500		1,002,500
Exercise price of warrants			$ 2.00				$ 3		$ 3
Fair value of warrants issued			$ 220,000
Unrecognized compensation expense									$ 813,000		$ 656,000
Share-based compensation expense							$ 147,163	$ 0	$ 334,228	$ 41,302	$ 273,443	$ 44,082
Exercise price per share	$ 0.50								$ 0.50
Options vested									320,000		320,000
Exercise price									$ 2.00
Warrants issued to purchase common shares									1,219,512
Non Employee Stock Warrants [Member]
Number of warrants outstanding							2,629,391		2,629,391		584,317	598,414
Stock option granted									2,222,012		440,000	916,579
Exercise price					$ 2
Warrants issued to purchase common shares					1,219,512
Fair value of detached free-standing stock warrants granted									$ 1,939,756	695,454	$ 915,124	$ 160,544
Michael A. Lanphere [Member]
Number of warrants outstanding											454,097	454,097
Reduction in related party debt												$ 65,875
Common stock shares issued to option exercised											454,097
Michael A. Lanphere [Member] | Non employee stock options [Member]
Expected lives													5 years
Loan agreement description													Mr. Lanphere as a Stock Fee under each Agreement was an estimate and varied based on the loan amount and the price of our common stock on the day of the loan and was calculated by this formula: 60% or 80% of the loan amount divided by the Company’s stock price on the day of the loan, but at a price per share no higher than ($0.025)
2019 Equity Incentive Plans [Member]
Stock option granted						1,894					2,521,922	2,285,028
Common stock acquire											$ 236,000
Common stock authorized shares							2,921,861		2,921,861		2,521,921				3,848,467
Stock option descriptions											its common stock at exercise prices ranging from $1.645 to $3.30 to certain employees and key consultants. The fair value of the options granted was approximately $515,000. The stock options vest monthly and quarterly over 1 to 3-year terms.
Total stock option vested shares												15,000
Stock option vested shares							1,893,347		1,893,347		1,202,168	539,847
Stock option issued							$ 926,606		$ 926,606		$ 1,326,545	$ 1,563,439
Stock option non-vested shares							1,028,514		1,028,514		1,319,753	1,745,181
Asset Purchase Agreement [Member] | IDTEC [Member]
Number of warrants outstanding	320,000	320,000
Exercise price of warrants											$ 0.50
Expected lives		5 years
8% Series A-1 Convertible Preferred Stock Investment agreement [Member] | First Capital Ventures "FCV" [Member]
Number of warrants outstanding											144,317	144,317
Exercise price of warrants				$ 1.039375
Convertible preferred stock shares sold				1,000,000
Sale of stock price per share				$ 1.00
Common stock shares issuable upon exercise of warrants to SPV				144,317
Consultant [Member] | 2019 Equity Incentive Plans [Member]
Options exercisable per share											$ 0.2635
Stock option granted						48,106
Common stock acquire											$ 50,000
Stock options vested											50,000	0
David Gandini [Member]
Common stock acquire						$ 721,588
Stock options vested											521,146	240,521
Option vesting terms						(i) 200,439 Pre-Vesting Option Shares representing the monthly vesting option shares for the ten months ended October 31, 2019 to vest on November 1, 2019; and (ii) the remaining 40,090 Pre-Vesting Option Shares representing the monthly vesting option shares for the two months ended December 31, 2019 shall vest on January 1, 2020.
Installments period description						The stock options vest in 36 equal monthly installments of 20,044 shares during the three-year term of his Employment Agreement.
Exercise price per share						$ 0.2634
Expected lives						10 years
Kevin Moore [Member]
Common stock acquire						$ 1,058,329
Exercise price per share						$ 0.2635
Expected lives						5 years
Stock option descriptions						stock options to vest in 36 equal monthly installments of 29,398 shares during the three-year term of the Moore Agreement
Options vested											352,776	58,796
Kevin Moore [Member] | Employment Agreement [Member]
Common stock acquire						$ 1,058,328
Stock options vested											411,572	58,796
Installments period description						The stock options vest in 36 equal monthly installments of 29,398 shares during the three-year term of his Employment Agreement
Exercise price per share						$ 0.2635
Expected lives						3 years
Nick Noceti [Member]
Common stock acquire						$ 24,053
Exercise price per share						$ 0.2635
Expected lives						5 years
Reduction in related party debt											$ 127,480
Options vested											12,026	0
Charles Bennington [Member]
Common stock acquire						$ 24,053
Exercise price per share						$ 0.2635
Expected lives						5 years
Reduction in related party debt														$ 9,656
Options vested											24,053	0
Executive Stock Options [Member]
Number of warrants outstanding							1,553,152		1,553,152		981,771	2,285,028
Share-based compensation expense									$ 630,027	$ 343,549	$ 239,478	$ 95,566
Options exercisable per share							$ 0.2634		$ 0.2634		$ 0.2641	$ 0.26341
Executive Stock Options [Member] | Maximum [Member]
Options exercisable per share							$ 3.38		$ 3.38